Derivatives (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivatives [Abstract]
Schedule of Derivative Volumes

The following table reflects the weighted-average price of open commodity swap contracts as of March 31, 2025:

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q2 2025	5,000	$70.21
Q3-Q4 2025	5,000	$70.21

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2024:

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q1-Q4 2024	5,000	$70.21
Q1-Q4 2025	5,000	$70.21

The following table sets forth the derivative volumes by period as of December 31, 2023 for the Company:

	Price collars
Period	Volume (Bbls/month)	Weighted average floor price ($/Bbl)	Weighted average ceiling price ($/Bbl)	Weighted average sold call ($/Bbl)
Q1-Q2 2024	9,000	$70.00	$91,90	$91.90
Q3-Q4 2024	9,000	$70.00	$85.50	$85.50

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2024:

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q1-Q4 2024	5,000	$70.21
Q1-Q4 2025	5,000	$70.21

The following table reflects the weighted-average price of open commodity swap contracts as of December 31, 2023:

Commodity Swaps
		Weighted
	Volume	average
Period	(Bbls/month)	price ($/Bbl)
Q1-Q4 2024	3,000	$71.30
Q1-Q4 2025	3,000	$67.96

Schedule of Combined Fair Value of Derivatives Included in the Accompanying Consolidated Balance Sheets	The combined fair value of derivatives included in the accompanying consolidated balance sheets as of March 31, 2025 and December 31, 2024 is summarized below.
	As of March 31, 2025
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$189,116	$(24,931)	$164,185
Long-term derivative asset	-	—	-
Short-term derivative liability	(24,931)	24,931	-
Long-term derivative liability		—	-
Total derivative liability			$164,185

	As of December 31, 2024
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$151,303	$(44,906)	$106,397
Long-term derivative asset	—	—	—
Short-term derivative liability	(44,906)	(44,906)	—
Long-term derivative liability	—	—	—
Total derivative asset			$106,397
The combined fair value of derivatives included in the accompanying consolidated balance sheets as of December 31, 2024 and 2023 is summarized below.
	As of December 31, 2024 (Successor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$151,303	$(44,906)	$106,397
Long-term derivative asset	—	—	—
Short-term derivative liability	(44,906)	(44,906)	—
Long-term derivative liability	—	—	—
Total derivative asset			$106,397
	As of December 31, 2023 (Successor)
	Gross fair value	Amounts netted	Net fair value
Commodity derivatives:
Short-term derivative asset	$583,035	$(191,547)	$391,488
Long-term derivative asset	76,199	—	76,199
Short-term derivative liability	(191,547)	(191,547)	—
Long-term derivative liability	—	—	—
Total derivative liability			$467,687

Schedule of Derivatives on the Consolidated Statements of Operations

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Total gain (loss) on unsettled derivatives	$57,788	$(1,860,093)
Total gain (loss) on settled derivatives	(142,859)	(137,154)
Net gain (loss) on derivatives	$(85,071)	$(1,997,247)

The effects of the Company’s derivatives on the consolidated statements of operations are summarized below:

	Successor	Predecessor
	For the Year ended December 31, 2024	November 15, 2023 to December 31, 2023	January 1, 2023 to November 14, 2023
Total gain on unsettled derivatives	$(361,290)	$443,349	$1,215,693
Total loss on settled derivatives	(489,084)	(102,541)	(1,163,736)
Net gain (loss) on derivatives	$(850,374)	$340,808	$51,957